EMPLOYEE AND DIRECTOR BENEFITS	12 Months Ended
Dec. 31, 2021
Retirement Benefits [Abstract]
EMPLOYEE AND DIRECTOR BENEFITS	EMPLOYEE AND DIRECTOR BENEFITS
Incentive Stock Option Plan
The Company adopted an Incentive Stock Compensation Plan during 2007 which grants directors, key employees and others options to purchase shares of common stock of the Company. Options may be granted as incentive stock options or nonqualified stock options depending on the eligibility of the recipient. Option prices and terms are determined by a committee appointed by the Board of Directors. The plan provides for a total of 450,000 options to purchase common shares of the Company. During 2016, the Board of Directors of the Company approved to increase the total number of options available to the Plan from 450,000 to 675,000. In December 2017, the Board of Directors of the Company approved to further increase the total number of options available to the Plan from 675,000 to 975,000. During 2020, the Board of Directors of the Company approved to increase the total number of options available to the Plan from 975,000 to 1,400,000. As of December 31, 2021, there are 474,336 options under the plan available to be granted.
NOTE 11.    EMPLOYEE AND DIRECTOR BENEFITS (Continued)
Incentive Stock Option Plan (Continued)
Other pertinent information related to the options is as follows:

	Number	Weighted Average Exercise Price
Year Ended December 31, 2021
Options outstanding, beginning of year	480,478	$14.95
Granted	33,294	20.03
Exercised	(10,000)	10.00
Forfeited	(2,280)	20.10
Options outstanding, end of year	501,492	$15.37
Weighted average remaining contractual life		6.46 years

Exercisable, end of year	327,526	$13.79

Year Ended December 31, 2020
Options outstanding, beginning of year	373,392	$13.55
Granted	113,086	19.49
Exercised	(1,000)	10.00
Forfeited	(5,000)	14.20
Options outstanding, end of year	480,478	$14.95
Weighted average remaining contractual life		7.26 years

Exercisable, end of year	216,677	$12.67
Exercisable options at December 31, 2021 were as follows:

Exercise Price	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
			(in years)	(dollars in thousands)
$10.00	115,000	$10.00	4.09	$1,101
14.00	24,000	14.00	5.33	134
14.00	7,200	14.00	5.67	40
14.00	4,000	14.00	6.00	22
14.50	73,000	14.50	6.09	370
14.50	9,000	14.50	6.42	46
14.50	4,800	14.50	6.92	24
16.00	50,261	16.00	7.09	179
22.75	6,000	22.75	7.84	—
20.10	20,512	20.10	8.09	—
20.10	9,753	20.10	8.18	—
14.98	2,000	14.98	8.84	9
18.34	2,000	18.34	9.01	2
	327,526	$13.79	5.75	$1,927
NOTE 11.    EMPLOYEE AND DIRECTOR BENEFITS (Continued)
Incentive Stock Option Plan (Continued)
During 2020 and 2021, there were no vested stock options exchanged in a cashless exercise.
For the years ended December 31, 2021 and 2020, the Company recognized $362 and $349, respectively, in stock-based compensation expense related to stock option awards. As of December 31, 2021 and 2020, there is $537 and $587, respectively, of total unrecognized compensation cost related to nonvested share-based compensation arrangements granted under the plan. The cost is expected to be recognized over a weighted average period of 1.66 years.
The fair value of each stock option award is estimated on the date of grant using a Black-Scholes-Merton valuation model that uses the assumptions noted in the following table. Expected volatilities are based on an average of traded community banks. The Company considers historical data and peer group data to estimate option exercise and employee termination within the valuation model; separate groups of employees that have similar historical exercise behavior are considered separately for valuation purposes. The expected term of options granted is based on the short-cut method and represents the period of time that options granted are expected to be outstanding. The risk-free rate for periods within the contractual life of the option is based on the U.S. Treasury yield curve in effect at the time of grant.
The following weighted average assumptions were used in the calculations for 2021 and 2020 as follows:

	December 31,
	2021	2020
Dividend yield	2.50%	2.50%
Weighted average volatility	65.43%	29.15%
Expected life in years	6.50 years	6.68 years
Risk-free interest rate	0.81%	1.56%
Weighted average grant-date fair value	$9.77	$4.22
Restricted Stock
During 2013, the Company amended the 2007 Incentive Stock Compensation Plan to allow for restricted stock awards. The Company awarded 24,985 shares of restricted stock during 2021 and 22,869 in 2020. The restriction is
NOTE 11.    EMPLOYEE AND DIRECTOR BENEFITS (Continued)
Restricted Stock (Continued)
based upon continuous service and the shares will vest equally over three to five years. Nonvested restricted stock consists of the following:

	Number	Weighted Average Exercise Price
Year Ended December 31, 2021
Nonvested, beginning of year	39,169	$17.80
Granted	24,985	20.03
Forfeited	—	—
Vested	(24,840)	17.36
Nonvested, end of year	39,314	$19.50

Year Ended December 31, 2020
Nonvested, beginning of year	34,389	$16.06
Granted	22,869	19.35
Forfeited	(268)	20.10
Vested	(17,821)	16.39
Nonvested, end of year	39,169	$17.80
As of December 31, 2021, there was $477 of unrecognized compensation cost related to nonvested restricted stock awards. Expense for restricted stock awards of $463 and $390 was recorded for the years ended December 31, 2021 and 2020, respectively.
Supplemental Executive Retirement Plan
The Company sponsors a supplemental executive retirement plan (SERP) providing for death and retirement benefits for certain executive officers. In connection with the SERP plan, the Company has purchased annuity contracts and bank owned life insurance from various insurance entities. The Company is the annuity owner throughout the term of the contract and as such, the annuity payments are paid directly to the Company. The Company in turn will make the benefit payments to the executives upon retirement over the executives’ life using the funds received from the annuity contracts. The Company will accrue the total obligation under the SERP over the executive’s future service period to the date full eligibility for the benefit is attained. The amounts to be accrued shall result in an accrued amount at the full eligibility date equal to the then present value of all of the future benefits expected to be paid.
The Company has recorded a liability as of December 31, 2021 and 2020, amounting to $3,578 and $2,990, respectively, for the present value of the future benefits to be paid under the SERP, which is recorded in other liabilities on the consolidated balance sheets. Expense related to the SERP totaled $589 and $487 for the years ended December 31, 2021 and 2020, respectively.
Bank Owned Life Insurance
Investments in bank-owned life insurance programs are recorded at their respective cash surrender values. The cash surrender value and net interest earned on the related policies amounted to $22,201 and $497, respectively, as of and for the year ended December 31, 2021 and $22,458 and $528, respectively, as of and for the year ended December 31, 2020.